SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Right of use asset, cost, beginning	$ 730,652	$ 649,110	$ 653,232
Effect of changes in foreign exchange rates			(4,122)
Lease modification		81,542
Addition	420,806
Right of use asset, cost, ending	1,151,458	730,652	649,110
Right of use asset, accumulated amortization, beginning	489,605	322,220	132,546
Amortization	180,602	158,648	190,596
Effect of changes in foreign exchange rates	(1,138)	8,737	(922)
Balance, December 31, 2023	669,069	489,605	322,220
Carrying Amounts	482,389	241,047	326,890
Lease liability, beginning	279,263	359,348	531,997
Interest expense	53,613	49,738	67,675
Lease modification		81,542	(237,634)
Effect of changes in foreign exchange rates	7,286	(6,847)	(2,690)
Lease payments	(252,103)	(204,518)	(237,634)
Additions	424,021
Lease liability, ending	$ 512,080	$ 279,263	$ 359,348